OPERATING SEGMENTS - Equipment and Services Revenues Classification (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 16,828	$ 14,470	$ 14,127	$ 12,675	$ 15,679	$ 14,230	$ 13,799	$ 12,761	$ 58,100	$ 56,469	$ 58,025
Aerospace
Segment Reporting Information [Line Items]
Total revenues									25,390	20,274	20,597
Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									12,896	15,559	15,523
Power
Segment Reporting Information [Line Items]
Total revenues									15,995	16,558	17,237
Operating segments
Segment Reporting Information [Line Items]
Total revenues									55,289	53,910	55,297
Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									26,050	21,310	22,042
Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									12,977	15,697	15,666
Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									16,262	16,903	17,589
Equipment | Operating segments
Segment Reporting Information [Line Items]
Total revenues									22,770	25,789	28,148
Equipment | Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									7,842	7,531	8,582
Equipment | Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									10,191	13,224	12,859
Equipment | Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									4,737	5,035	6,707
Services | Operating segments
Segment Reporting Information [Line Items]
Total revenues									32,518	28,121	27,149
Services | Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									18,207	13,780	13,460
Services | Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									2,785	2,473	2,807
Services | Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									$ 11,526	$ 11,868	$ 10,883